Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) leases	Dec. 31, 2020 GBP (£) leases
As a Lessor
Finance lease receivables	£ 58	£ 1,245
As a Lessee
Expense relating to short-term leases for which recognition exemption has been used	£ 3	£ 4
Number of leases with variable lease payment terms | leases	609	809
Number of leases | leases	1,111	1,329
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 1,196	£ 1,096
Extension and termination options reasonably certain to be exercised	434	446
Gains arising from sale and leaseback transactions	33
ECL
As a Lessor
Finance lease receivables	£ 0	£ 29